Intangible and tangible assets	12 Months Ended
Dec. 31, 2020
Intangible and tangible assets
Intangible and tangible assets

NOTE 7 Intangible and tangible assets

7.1 Intangible assets

Accounting principles
Goodwill

Guidance for measuring goodwill is presented in Note 1.1 paragraph B to the Consolidated Financial Statements. Goodwill is not amortized but is tested for impairment at least annually and as soon as there is any indication of impairment.

Mineral interests

Unproved mineral interests are tested for impairment based on the results of the exploratory activity or as part of the impairment tests of the cash-generating units to which they are allocated.

Unproved mineral interests are transferred to proved mineral interests at their net book value as soon as proved reserves are booked.

Proved mineral interests are depreciated using the unit-of-production method based on proved reserves.

The corresponding expense is recorded as depreciation of tangible assets and mineral interests.

Other intangible assets

Other intangible assets include patents, and trademarks.

Intangible assets are carried at cost, after deducting any accumulated amortization and accumulated impairment losses.

Intangible assets (excluding mineral interests) that have a finite useful life are amortized on a straight-line basis over three to twenty years depending on the useful life of the assets. The corresponding depreciation expense is recorded under other expense.

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As of December 31, 2020		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,738	(931)	8,807
Proved mineral interests	16,559	(9,595)	6,964
Unproved mineral interests	20,300	(4,790)	15,510
Other intangible assets	7,212	(4,965)	2,247
TOTAL INTANGIBLE ASSETS	53,809	(20,281)	33,528

As of December 31, 2019		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,357	(1,011)	8,346
Proved mineral interests	15,966	(8,741)	7,225
Unproved mineral interests	20,138	(4,558)	15,580
Other intangible assets	5,743	(3,716)	2,027
TOTAL INTANGIBLE ASSETS	51,204	(18,026)	33,178

As of December 31, 2018		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,188	(1,014)	8,174
Proved mineral interests	14,775	(7,947)	6,828
Unproved mineral interests	16,712	(4,491)	12,221
Other intangible assets	5,824	(4,125)	1,699
TOTAL INTANGIBLE ASSETS	46,499	(17,577)	28,922

Change in net intangible assets is analyzed in the following table:

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2020	33,178	784	(277)	(1,430)	305	968	33,528
2019	28,922	1,087	(118)	(1,359)	(95)	4,741	33,178
2018	14,587	3,745	(28)	(852)	(351)	11,821	28,922

In 2020, the heading “Amortization and impairment" includes the accounting impact of exceptional asset impairments for an amount of $323 million (see note 3 paragraph D to the Consolidated Financial Statements).

In 2020, the heading “Other” principally corresponds to the effect of the variations in the consolidation scope (including the acquisition of the residential gas and electricity supply business in Spain) for $898 million.

In 2019, the heading "Amortization and impairment" included the accounting impact of exceptional asset impairments for an amount of $251 million (see note 3 paragraph D to the Consolidated Financial Statements).

In 2019, the heading "Other" principally corresponded to the effect of the entries in the consolidation scope (including the assets of Anadarko in Mozambique) for $3,887 million.

In 2018, the heading “Amortization and impairment" included the accounting impact of exceptional asset impairments for an amount of $67 million (see note 3 paragraph D to the Consolidated Financial Statements).

In 2018, the heading "Other" principally corresponded to the effect of the entries in the consolidation scope (including Maersk Oil, Global LNG and Direct Energie) for $12,044 million.

A summary of changes in the carrying amount of goodwill by business segment for the year ended December 31, 2020 is as follows:

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2020	Increases	Impairments	Other	December 31, 2020
Exploration & Production	2,642	–	–	(4)	2,638
Integrated Gas, Renewables & Power	4,774	401	–	72	5,247
Refining & Chemicals	523	17	–	(6)	534
Marketing & Services	379	–	–	(22)	357
Corporate	28	–	–	3	31
TOTAL	8,346	418	–	43	8,807

The heading “Increases” includes the effect of entries in the consolidation scope, mainly the acquisition in Spain of the gas and electricity residential supply for an amount of $345 million (see Note 2 paragraph 2 to the Consolidated Financial Statements).

7.2 Property, plant and equipment

Accounting principles

Exploration costs

The Group applies IFRS 6 “Exploration for and Evaluation of Mineral Resources”. Oil and gas exploration and production properties and assets are accounted for in accordance with the Successful Efforts method.

Exploratory wells are capitalized and tested for impairment on an individual basis as follows:

-      Costs of exploratory wells which result in proved reserves are capitalized and then depreciated using the unit-of-production method based on proved developed reserves;

-      Costs of exploratory wells are temporarily capitalized until proved reserves have been found, if both of the following conditions are met:

●      The well has found a sufficient quantity of reserves to justify, if appropriate, its completion as a producing well, assuming that the required capital expenditures are made;

●      The Group is making sufficient progress assessing the reserves and the economic and operating viability of the project. This progress is evaluated on the basis of indicators such as whether additional exploratory works are under way or firmly planned (wells, seismic or significant studies), whether costs are being incurred for development studies and whether the Group is waiting for governmental or other third-party authorization on a proposed project, or availability of capacity on an existing transport or processing facility.

Costs of exploratory wells not meeting these conditions are charged to exploration costs.

Oil and Gas production assets of exploration and production activities

Development costs of oil and gas production facilities are capitalized. These costs include borrowing costs incurred during the period of construction and the present value of estimated future costs of asset retirement obligations.

The depletion rate of development wells and of production assets is equal to the ratio of oil and gas production for the period to proved developed reserves (unit-of-production method).

In the event that, due to the price effect on reserves evaluation, the unit-of-production method does not reflect properly the useful life of the asset, an alternative depreciation method is applied based on the reserves evaluated with the price of the previous year. This is the case in 2020 where the method of unit-of-production depreciation is applied to all assets in 2020 based on proven reserves measured with the price used in 2019. This method complies with IAS16.

With respect to phased development projects or projects subject to progressive well production start-up, the fixed assets’ depreciable amount, excluding production or service wells, is adjusted to exclude the portion of development costs attributable to the undeveloped reserves of these projects.

With respect to production sharing contracts, the unit-of-production method is based on the portion of production and reserves assigned to the Group taking into account estimates based on the contractual clauses regarding the reimbursement of exploration, development and production costs (cost oil/gas) as well as the sharing of hydrocarbon rights after deduction of cost oil (profit oil/gas).

Hydrocarbon transportation and processing assets are depreciated using the unit-of-production method based on throughput or by using the straight-line method whichever best reflects the economic life of the asset.

Other property, plant and equipment

Other property, plant and equipment are carried at cost, after deducting any accumulated depreciation and accumulated impairment losses. This cost includes borrowing costs directly attributable to the acquisition or production of a qualifying asset incurred until assets are placed in service. Borrowing costs are capitalized as follows:

●      if the project benefits from a specific funding, the capitalization of borrowing costs is based on the borrowing rate;

●      if the project is financed by all the Group’s debt, the capitalization of borrowing costs is based on the weighted average borrowing cost for the period.

Routine maintenance and repairs are charged to expense as incurred. The costs of major turnarounds of refineries and large petrochemical units are capitalized as incurred and depreciated over the period of time between two consecutive major turnarounds.

Other property, plant and equipment are depreciated using the straight-line method over their useful lives, which are as follows:

● Furniture, office equipment, machinery and tools	3-12 years
● Transportation equipment	5-20 years
● Storage tanks and related equipment	10-15 years
● Specialized complex installations and pipelines	10-30 years
● Buildings	10-50 years

As of December 31, 2020		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	215,892	(147,914)	67,978
Unproved properties	2,978	(268)	2,710
Work in progress	13,873	(861)	13,012
Subtotal	232,743	(149,043)	83,700
Other property, plant and equipment
Land	2,999	(905)	2,094
Machinery, plant and equipment (including transportation equipment)	39,506	(27,381)	12,125
Buildings	11,184	(6,858)	4,326
Work in progress	3,063	(1)	3,062
Other	10,983	(7,955)	3,028
Subtotal	67,735	(43,100)	24,635
TOTAL PROPERTY, PLANT AND EQUIPMENT	300,478	(192,143)	108,335

As of December 31, 2019		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	210,071	(130,134)	79,937
Unproved properties	2,160	(288)	1,872
Work in progress	12,056	(569)	11,487
Subtotal	224,287	(130,991)	93,296
Other property, plant and equipment
Land	2,826	(792)	2,034
Machinery, plant and equipment (including transportation equipment)	36,747	(25,548)	11,199
Buildings	10,519	(6,032)	4,487
Work in progress	2,501	(2)	2,499
Other	10,137	(7,244)	2,893
Subtotal	62,730	(39,618)	23,112
TOTAL PROPERTY, PLANT AND EQUIPMENT	287,017	(170,609)	116,408

As of December 31, 2018		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	192,272	(120,435)	71,837
Unproved properties	1,673	(152)	1,521
Work in progress	22,553	(1,128)	21,425
Subtotal	216,498	(121,715)	94,783
Other property, plant and equipment
Land	1,775	(648)	1,127
Machinery, plant and equipment (including transportation equipment)	34,564	(25,393)	9,171
Buildings	8,864	(5,640)	3,224
Work in progress	2,540	(2)	2,538
Other	9,171	(6,690)	2,481
Subtotal	56,914	(38,373)	18,541
TOTAL PROPERTY, PLANT AND EQUIPMENT	273,412	(160,088)	113,324

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2020	116,408	9,980	(611)	(21,544)	1,706	2,396	108,335
2019	113,324	11,426	(1,052)	(15,097)	(270)	8,077	116,408
2018	109,397	13,336	(2,494)	(13,732)	(1,454)	8,271	113,324

In 2020, the heading “Disposals” mainly includes the sale of non strategic assets in the United Kingdom for $240 million.

In 2020, the heading “Depreciation and impairment” includes the impact of impairments of assets recognized for an amount of $8,629 million (see Note 3 paragraph D to the Consolidated Financial Statements).

In 2020, the heading “Other” includes the effect of the entries and exits in the consolidation scope, the impact of the new IFRS 16 contracts of the period (mainly LNG carriers and FPSO vessels) for an amount of $1,815 million, and the reversal of the reclassification under IFRS 5 as at December 31, 2019 for $434 million corresponding to disposals (mainly non strategic assets in the United Kingdom and Total E&P Deep Offshore Borneo BV).

In 2019, the heading "Disposals" mainly included the impact of the 4% sale of Ichthys LNG in Australia.

In 2019, the heading "Depreciation and impairment" included the impact of impairments of assets recognized for an amount of $669 million (see Note 3 paragraph D to the Consolidated Financial Statements).

In 2019, the heading "Other" principally corresponded to the effect of the first application of IFRS 16 for an amount of $5,698 million, the entries in the consolidation scope (including Anadarko assets for $767 million) and the reversal of the reclassification under IFRS 5 as at December 31, 2018 for $812 million corresponding to disposals.

In 2018, the heading “Disposals” mainly included the impact of sales in the Exploration & Production segment (mainly Martin Linge in Norway and Fort Hills in Canada).

In 2018, the heading “Depreciation and impairment” included the impact of impairments of assets recognized for an amount of $1,707 million (see Note 3 paragraph D to the Consolidated Financial Statements).

In 2018, the heading “Other” principally corresponded to the effect of the entries in the consolidation scope (including Maersk, Lapa and Iara in Brazil and Direct Energie) for $6,987 million, to the reclassification of assets in accordance with IFRS 5 "Non-current assets held for sale and discontinued operations” (mainly related to the 4% sale of Ichthys for $(812) million) and the reversal of the reclassification under IFRS 5 as at December 31, 2017 for $2,604 million corresponding to disposals.

Following the application of IFRS 16 "Leases", property, plant and equipment as at December 31, 2020 and  2019 presented above include the following amounts for rights of use of assets:

As of December 31, 2020		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	2,758	(1,297)	1,461
Other property, plant and equipment
Land	1,187	(222)	965
Machinery, plant and equipment (including transportation equipment)	4,606	(1,631)	2,975
Buildings	1,778	(385)	1,393
Other	682	(286)	396
Subtotal	8,253	(2,524)	5,729
TOTAL PROPERTY, PLANT AND EQUIPMENT	11,011	(3,821)	7,190

As of December 31, 2019		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	2,482	(517)	1,965
Other property, plant and equipment
Land	1,031	(104)	927
Machinery, plant and equipment (including transportation equipment)	3,527	(999)	2,528
Buildings	1,545	(201)	1,344
Other	483	(134)	349
Subtotal	6,586	(1,438)	5,148
TOTAL PROPERTY, PLANT AND EQUIPMENT	9,068	(1,955)	7,113

Property, plant and equipment as at December 31, 2018 presented above include the following amounts for facilities and equipment under finance leases:

As of December 31, 2018		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	1,778	(605)	1,173
Buildings	121	(56)	65
Other	543	(83)	460
Total	2,442	(744)	1,698